Ownership	12 Months Ended
Dec. 31, 2021
Ownership
Ownership

Note 6. Ownership

Prior to the Closing Date of the Transaction described in Note 2, the Company’s ownership interests consist of two classes of equity, referred to as Common Units and Common Equivalent Preferred Units (“CEP Units” and the holders of such units, the “CEP Unitholders”) collectively, the “Company Units”. On December 1, 2021, the Company closed on a $17.0 million capital raise from its existing equityholders and in connection therewith, the existing CEP Units were renamed as Series A CEP Units (but otherwise have the same rights, preferences and privileges as before) and the Company authorized the creation of a new series of CEP Units, the “Series B CEP Units”. Participating equityholders received Series B CEP Units, at a price of $1.00 per unit. The Series B CEP Units have the same terms as, and are in parity with, the existing Series A CEP Units, except with respect to the issuance date on which the respective CEP Unit Liquidation Preference begins accruing.

Each Common Unit has one vote on all matters on which the holders of the Common Units are entitled to vote. Each CEP Unit votes on an as-converted basis with the Common Units and accordingly has one vote on all matters on which the holders of the Common Units are entitled to vote.

Common Equivalent Preferred Units

At inception, each CEP Unit has a liquidation preference of $1.00 per unit, increased by an amount accruing at the rate of 10% per annum, compounding annually, based on its CEP Unit Liquidation Preference as of the time of such accrual, and reduced by the cumulative amount of any cash dividends or distributions, if any, made by the Company in respect of such CEP Unit (the “CEP Unit Liquidation Preference”). During the year ended December 31, 2021, the Series A CEP Units accrued $24.1 million of liquidation preference and the Series B CEP Units accrued $0.1 million of liquidation preference. For the year ended December 31, 2020, the Series A CEP Units accrued $18.5 million of liquidation preference. As of December 31, 2021, no distributions have been made to CEP unitholders.

CEP Unitholders are entitled to receive annual cash dividends, in parity with each other, out of any assets legally available, and only when, as and if declared by the Board of Directors of the Company (the “Board”), in an amount equal to the greater of (i) a fixed rate from and including the date of issuance of such CEP Units equal to ten percent (10%) per annum of the CEP Unit Liquidation Preference for each outstanding CEP Unit then held by them, rounded to the nearest cent (the “Preferred Yield”) and (ii) the as-converted dividend on the Common Units (the “Common Dividends”), if any in respect of each outstanding CEP Unit then held by them. The Board may, in its sole discretion and solely out of any assets legally available thereof, declare and pay dividends in cash to the holders of CEP Units (“CEP Dividends”) up to the amount of the Preferred Yield without making any Common Dividends or other distributions to holders of Common Units. The Board may, however, declare and pay Common Dividends prior to paying CEP Dividends provided that CEP Unitholders shall participate, on an as-converted basis and in parity with the Common Units, in any such Common Dividends, which amount of Common Dividends shall be treated as payment of (or, if applicable, in excess of) the Preferred Yield.

Each CEP Unitholder may at any time, at its option, convert all (but not less than all) of its CEP Units into Common Units on a 1:1 basis. CEP Units will automatically be converted into the same number of Common Units upon a liquidation, dissolution or winding up of the Company if the liquidation proceeds to be received by CEP Unitholders, on an as-converted basis, would exceed the CEP Unit Liquidation Preference. In addition, subject to certain conditions, after 7 years, each of the Company and new investors who were issued CEP Units in connection with the S&D transaction have the right to put/call the CEP Units at the greater of the CEP Unit Liquidation Preference or fair market value of such CEP Units (or if such CEP Units have been converted into Common Units, at fair market value of such Common Units).

As a result of redemption rights being within the control of the CEP Unitholder, at inception the CEP Units were recorded at the amount contributed within mezzanine equity on the Consolidated Balance Sheets.

As described above in Note 2, the number of outstanding units, weighted average number of outstanding units, loss per common unit, equity-based compensation and other financial amounts previously expressed on the basis on Common Units have been retroactively restated on the basis of Common Shares.